Expense Example - John Hancock Classic Value Fund	Oct. 31, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 608
Expense Example, with Redemption, 3 Years	837
Expense Example, with Redemption, 5 Years	1,085
Expense Example, with Redemption, 10 Years	1,794
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	587
Expense Example, with Redemption, 5 Years	1,010
Expense Example, with Redemption, 10 Years	1,994
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	1,072
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	691
Expense Example, with Redemption, 10 Years	1,522
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	449
Expense Example, with Redemption, 10 Years	1,001
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	421
Expense Example, with Redemption, 10 Years	$ 941